Income taxes (Provision for income taxes by tax jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ 180,435	$ 160,148	$ 179,524
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	(17,937)	(12,560)	(22,503)
Current tax (benefit) expense	5,216	(3,509)	7,697
Provision for income taxes	167,714	144,079	164,718
Ireland
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	154,134	140,621	144,532
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	2,358	368	1,366
Current tax (benefit) expense	0	(27)	5,606
United States
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	11,327	6,510	56,650
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	(18,425)	(2,838)	(29,147)
Current tax (benefit) expense	789	(3,691)	(1,659)
The Netherlands
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	7,316	4,136	(7,470)
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	87	(2,302)	(8,518)
Current tax (benefit) expense	261	(307)	717
Other
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	7,658	8,881	(14,188)
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	(1,957)	(7,788)	13,796
Current tax (benefit) expense	$ 4,166	$ 516	$ 3,033